Fair Value Measurements - Additional Information (Detail) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017 Contract	Mar. 31, 2017 USD ($) Contract
Fair Value Disclosures [Abstract]
Cash equivalents maturity period, days	90 days	90 days
Number of contracts outstanding | Contract		0
Predecessor
Fair Value Disclosures [Abstract]
Number of contracts outstanding | Contract			6
Notional value of foreign exchange contract | $			$ 1.5
Predecessor | Forward Contracts
Fair Value Disclosures [Abstract]
Gain (loss) on Derivatives | $			$ (0.7)